UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-21281

                    Oppenheimer Principal Protected Main Street Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: (303) 768-3200
                                                            --------------

                       Date of fiscal year end: August 31

         Date of reporting period: September 1, 2003 - February 29, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  FEBRUARY 29, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                        MARKET VALUE
                                                                             SHARES       SEE NOTE 1
   -------------------------------------------------------------------------------------------------
   INVESTMENTS IN AFFILIATED COMPANIES EQUITY FUNDS--80.7%
   -------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Fund, Cl. Y (Cost $192,960,048)                6,644,467     $225,845,432

                                                                          PRINCIPAL
                                                                             AMOUNT
   -------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS--18.6%
   -------------------------------------------------------------------------------------------------
   U.S. Treasury Bonds, STRIPS, 4.07%, 5/15/10 1 (Cost $50,144,565)     $64,400,000       52,019,936
   -------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS, AT VALUE (COST $243,104,613)                             99.3%     277,865,368
   -------------------------------------------------------------------------------------------------
   OTHER ASSETS NET OF LIABILITIES                                              0.7        1,993,632
                                                                        ----------------------------
   NET ASSETS                                                                 100.0%    $279,859,000
                                                                        ============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 8 | Oppenheimer Principal Protected Main Street Fund

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
--------------------------------------------------------------------------------

 FEBRUARY 29, 2004
 -------------------------------------------------------------------------------
 ASSETS
 ------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $243,104,613)--see accompanying statement                         $277,865,368
 ------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                 4,361,202
 Due from Manager                                                                                    11,708
 Other                                                                                               26,868
                                                                                               --------------
 Total assets                                                                                   282,265,146

 ------------------------------------------------------------------------------------------------------------
 LIABILITIES
 ------------------------------------------------------------------------------------------------------------
 BANK OVERDRAFT                                                                                   1,449,573
 ------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                             511,538
 Warranty agreement fees                                                                            279,996
 Distribution and service plan fees                                                                 116,370
 Transfer and shareholder servicing agent fees                                                       16,491
 Shareholder communications                                                                           2,410
 Trustees' compensation                                                                               1,733
 Other                                                                                               28,035
                                                                                               --------------
 Total liabilities                                                                                2,406,146

 ------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                    $279,859,000
                                                                                               ==============

 ------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
 ------------------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                                    $     24,747
 ------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                     246,023,706
 ------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                   (466,114)
 ------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                      (484,094)
 ------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                      34,760,755
                                                                                               --------------
 NET ASSETS                                                                                    $279,859,000
                                                                                               ==============

 9 | Oppenheimer Principal Protected Main Street Fund

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED / CONTINUED

 ------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
 ------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $80,858,699 and
 7,143,567 shares of beneficial interest outstanding)                                                $11.32
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $12.01
 ------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $132,660,213 and 11,735,180 shares
 of beneficial interest outstanding)                                                                 $11.30
 ------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $61,003,833 and 5,396,512 shares of
 beneficial interest outstanding)                                                                    $11.30
 ------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $5,336,255 and 471,557 shares of
 beneficial interest outstanding)                                                                    $11.32


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10 | Oppenheimer Principal Protected Main Street Fund

STATEMENT OF OPERATIONS  UNAUDITED
-------------------------------------------------------------------------------

 FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004
 --------------------------------------------------------------------------------------
 INVESTMENT INCOME
 --------------------------------------------------------------------------------------
 Dividends                                                                $ 1,919,549
 --------------------------------------------------------------------------------------
 Interest, including accretion of discounts                                 1,466,061
                                                                          ------------
 Total investment income                                                    3,385,610

 --------------------------------------------------------------------------------------
 EXPENSES
 --------------------------------------------------------------------------------------
 Management fees                                                              235,231
 --------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                      102,574
 Class B                                                                      637,551
 Class C                                                                      309,527
 Class N                                                                       14,090
 --------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                       28,625
 Class B                                                                       54,606
 Class C                                                                       20,779
 Class N                                                                          535
 --------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                        8,463
 Class B                                                                        9,463
 Class C                                                                        4,300
 Class N                                                                          362
 --------------------------------------------------------------------------------------
 Warranty agreement fees                                                      830,003
 --------------------------------------------------------------------------------------
 Custodian fees and expenses                                                    7,069
 --------------------------------------------------------------------------------------
 Trustees' compensation                                                         4,483
 --------------------------------------------------------------------------------------
 Other                                                                         20,881
                                                                          -------------
 Total expenses                                                             2,288,542
 Less reduction to custodian expenses                                            (167)
 Less voluntary reimbursement of duplicate expenses from underlying fund     (189,768)
                                                                          -------------
 Net expenses                                                               2,098,607

 --------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                      1,287,003

 --------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
 --------------------------------------------------------------------------------------
 Net realized gain on investments                                               2,585
 --------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                      27,273,266

 --------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $28,562,854
                                                                          =============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

11 | Oppenheimer Principal Protected Main Street Fund

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                SIX MONTHS         PERIOD
                                                                     ENDED          ENDED
                                                         FEBRUARY 29, 2004     AUGUST 31,
                                                               (UNAUDITED)         2003 1
 -----------------------------------------------------------------------------------------
 OPERATIONS
 -----------------------------------------------------------------------------------------
 Net investment income (loss)                                 $  1,287,003   $    (13,537)
 -----------------------------------------------------------------------------------------
 Net realized gain (loss)                                            2,585        (32,352)
 -----------------------------------------------------------------------------------------
 Net change in unrealized appreciation                          27,273,266      7,487,489
                                                              ----------------------------
 Net increase in net assets resulting from operations           28,562,854      7,441,600

 -----------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 -----------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                          (675,441)            --
 Class B                                                          (641,651)            --
 Class C                                                          (314,495)            --
 Class N                                                           (39,357)            --
 -----------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                          (132,440)            --
 Class B                                                          (206,129)            --
 Class C                                                           (99,883)            --
 Class N                                                            (9,001)            --

 -----------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
 -----------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                        (5,745,567)    76,527,144
 Class B                                                        (2,464,249)   119,572,316
 Class C                                                        (5,170,529)    58,607,625
 Class N                                                          (633,580)     5,279,783

 -----------------------------------------------------------------------------------------
 NET ASSETS
 -----------------------------------------------------------------------------------------
 Total increase                                                 12,430,532    267,428,468
 -----------------------------------------------------------------------------------------
 Beginning of period                                           267,428,468             --
                                                              ----------------------------
 End of period (including accumulated net investment loss
 of $466,114 and $82,173, respectively)                       $279,859,000   $267,428,468
                                                              ============================


 1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12 | Oppenheimer Principal Protected Main Street Fund

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                     SIX MONTHS      CLASS A    SIX MONTHS       CLASS B
                                                          ENDED       PERIOD         ENDED        PERIOD
                                                   FEBRUARY 29,        ENDED  FEBRUARY 29,         ENDED
                                                           2004   AUGUST 31,          2004    AUGUST 31,
                                                    (UNAUDITED)       2003 1   (UNAUDITED)        2003 1
 ----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 ----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $10.28       $10.00        $10.28        $10.00
 ----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment gain (loss)                                 .08           -- 2         .04            -- 2
 Net realized and unrealized gain                          1.07          .28          1.05           .28
                                                        ---------------------------------------------------
 Total from investment operations                          1.15          .28          1.09           .28
 ----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.09)          --          (.05)           --
 Distributions from net realized gain                      (.02)          --          (.02)           --
                                                        ---------------------------------------------------
 Total dividends and/or distributions to shareholders      (.11)          --          (.07)           --
 ----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $11.32       $10.28        $11.30        $10.28
                                                        ===================================================

 ----------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                       11.19%        2.80%        10.64%         2.80%
 ----------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 ----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)               $80,859      $78,758      $132,660      $122,968
 ----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $81,928      $39,416      $128,033      $ 64,461
 ----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                              1.45%        0.35%         0.69%        (0.20)%
 Total expenses                                            1.13% 5      1.13% 5       1.89% 6       1.88% 6
 Less reimbursement of management fees
 during offering period                                      --        (0.32)%          --         (0.32)%
 Less reimbursement to maintain yield                        --           --            --         (0.31)%
 Less voluntary reimbursement of duplicate expense
 from underlying fund                                     (0.14)%         --         (0.14)%          --
                                                        ---------------------------------------------------
 Net expenses                                              0.99%        0.81% 7       1.75%         1.25% 7
 ----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    131%          12%          131%           12%

 1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.
 2. Less than $0.005 per share.
 3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 4. Annualized for periods of less than one full year.
 5. Expenses paid including all underlying fund expenses was 1.38% and 1.60% for August 31, 2003 and February 29, 2004, respectively.
 6. Expenses paid including all underlying fund expenses was 2.13% and 2.36% for August 31, 2003 and February 29, 2004, respectively.
 7. For this period reduction to custodian expenses was zero.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

13 | Oppenheimer Principal Protected Main Street Fund

FINANCIAL HIGHLIGHTS  CONTINUED
-------------------------------------------------------------------------------

                                                     SIX MONTHS      CLASS C    SIX MONTHS       CLASS N
                                                          ENDED       PERIOD         ENDED        PERIOD
                                                   FEBRUARY 29,        ENDED   FEBRUARY 29,        ENDED
                                                           2004   AUGUST 31,          2004    AUGUST 31,
                                                     (UNAUDITED)      2003 1   (UNAUDITED)        2003 1
 ----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 ----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $10.28       $10.00        $10.28        $10.00
 ----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment gain (loss)                                 .04           -- 2         .07            -- 2
 Net realized and unrealized gain                          1.06          .28          1.07           .28
                                                        ---------------------------------------------------
 Total from investment operations                          1.10          .28          1.14           .28
 ----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.06)          --          (.08)           --
 Distributions from net realized gain                      (.02)          --          (.02)           --
                                                        ---------------------------------------------------
 Total dividends and/or distributions to shareholders     (.08)           --          (.10)           --
 ----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $11.30       $10.28        $11.32        $10.28
                                                        ===================================================

 ----------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                       10.65%        2.80%        11.06%         2.80%
 ----------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 ----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)               $61,004      $60,271        $5,336        $5,432
 ----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $62,138      $31,946        $5,656        $3,713
 ----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                              0.70%       (0.20)%        1.24%         0.06%
 Total expenses                                            1.87% 5      1.88% 5       1.32% 6       1.38% 6
 Less reimbursement of management fees
 during offering period                                      --        (0.32)%          --         (0.32)%
 Less reimbursement to maintain yield                        --        (0.32)%          --            --
 Less voluntary reimbursement of duplicate expense
 from underlying fund                                     (0.14)%         --         (0.14)%          --
                                                     ------------------------------------------------------
 Net expenses                                              1.73%        1.24% 7       1.18%         1.06% 7
 ----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    131%          12%          131%           12%

 1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.
 2. Less than $0.005 per share.
 3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 4. Annualized for periods of less than one full year.
 5. Expenses paid including all underlying fund expenses was 2.13% and 2.34% for August 31, 2003 and February 29, 2004, respectively.
 6. Expenses paid including all underlying fund expenses was 1.63% and 1.79% for August 31, 2003 and February 29, 2004, respectively.
 7. For this period reduction to custodian expenses was zero.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14 | Oppenheimer Principal Protected Main Street Fund

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Principal Protected Main Street Fund (the Fund), a series of Oppenheimer Principal Protected Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks capital preservation in order to have a net asset value on the Maturity Date at least equal to your original investment (the Warranty Amount) (net of any sales charges and less your share of extraordinary expenses and the proportional reduction of dividends paid in cash and redemption of the Fund shares). The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    Shares of the Fund were offered during the Offering Period (May 30, 2003 to July 31, 2003). Shares are not offered during the Warranty Period (August 5, 2003 to August 5, 2010) to the Maturity Date (August 5, 2010) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will seek capital preservation, and secondarily high total return by allocating its assets between Oppenheimer Main Street Fund and certain U.S. government securities.
    The Fund offered Class A, Class B, Class C and Class N shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares were sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 88 months after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
 -------------------------------------------------------------------------------
 WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA (the Warranty Provider) to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period. This value will include net income, if any, earned by the Fund during the offering period and reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced warranty amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to his or her Warranty Amount.

15 | Oppenheimer Principal Protected Main Street Fund

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person. The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders.
    The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund. For the six months ended February 29, 2004, the amount paid for Warranty Agreement fees was $667,475.
 -------------------------------------------------------------------------------
 SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.
    During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturity approximately equal to the period remaining in the Warranty Period. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
    The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of The New York Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.
 -------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the

16 | Oppenheimer Principal Protected Main Street Fund
 market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
 -------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
 -------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of February 29, 2004, the Fund had no estimated unused capital loss carryforward available for federal income tax purposes.
 -------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
 -------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
 -------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
 -------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
 -------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
 -------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

17 | Oppenheimer Principal Protected Main Street Fund

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued

 disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
 -------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED  FEBRUARY 29, 2004       PERIOD ENDED AUGUST 31, 2003 1
                                     SHARES             AMOUNT            SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                    --        $        --         7,734,040       $ 77,290,054 2
 Dividends and/or
 distributions reinvested            66,031            726,342                --                 --
 Redeemed                          (580,660)        (6,471,909)          (75,844)          (762,910)
                                   ------------------------------------------------------------------
 Net increase (decrease)           (514,629)       $(5,745,567)        7,658,196       $ 76,527,144
                                   ==================================================================

-----------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                    --        $        --        12,010,627       $120,027,161 2
 Dividends and/or
 distributions reinvested            65,444            719,894                --                 --
 Redeemed                          (295,651)        (3,184,143)          (45,240)          (454,845)
                                   ------------------------------------------------------------------
 Net increase (decrease)           (230,207)       $(2,464,249)       11,965,387       $119,572,316
                                   ==================================================================

-----------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                    --        $        --         5,882,060       $ 58,782,614 2
 Dividends and/or
 distributions reinvested            25,625            281,883                --                 --
 Redeemed                          (493,772)        (5,452,412)          (17,401)          (174,989)
                                   ------------------------------------------------------------------
 Net increase (decrease)           (468,147)       $(5,170,529)        5,864,659       $ 58,607,625
                                   ==================================================================

-----------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                    --        $        --           528,325$      $  5,279,783 2
 Dividends and/or
 distributions reinvested             4,395             48,349                --                 --
 Redeemed                           (61,163)          (681,929)               --                 --
                                   ------------------------------------------------------------------
 Net increase (decrease)            (56,768)       $  (633,580)          528,325       $  5,279,783
                                   ==================================================================

 1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.
 2. Costs incurred by the Fund for obtaining the Warranty Agreement for the benefit of share purchases during the Offering Period were $171,068, and are included in Paid-in-Capital.

 -------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 29, 2004, were $557,304,599 and $315,902,593, respectively.

18 | Oppenheimer Principal Protected Main Street Fund

 -------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund, reduced by the amount of advisory fees paid to the Manager by the Underlying Fund relating to the Fund's assets invested in the Underlying Fund, but not below zero. That fee will apply during the Warranty Period and the Post-Warranty Period. If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that total annual operating expenses of the Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits. In addition, during the Warranty Period the Manager has voluntarily agreed to reduce the management fee payable by the Fund by 0.00833% per month in any month following a month where the Fund's average daily equity allocation was less than 10%. Those voluntary undertakings may be amended or eliminated at any time.
    The Manager has voluntarily undertaken to reimburse the Fund for expenses equal to the Underlying Fund expenses, other than Underlying Fund management fees, paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. This voluntary undertaking may be amended or eliminated at any time.
 -------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2004, the Fund paid $97,782 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
 -------------------------------------------------------------------------------
 OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.
 -------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


19 | Oppenheimer Principal Protected Main Street Fund

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
 -------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 29, 2004 for Class B, Class C and Class N shares was $5,444,628, $770,842 and $110,791, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
 -------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A        CLASS B        CLASS C        CLASS N
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
 SIX MONTHS           RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 ENDED                DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
----------------------------------------------------------------------------------------------
 February 29, 2004           $190            $--       $111,600        $13,435         $6,056

20 | Oppenheimer Principal Protected Main Street Fund

 -------------------------------------------------------------------------------
 5. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at February 29, 2004.

--------------------------------------------------------------------------------
 PORTFOLIO PROXY VOTING
 POLICIES AND PROCEDURES  UNAUDITED
 -------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

21 | Oppenheimer Principal Protected Main Street Fund

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way,

Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustee includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of February 29, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)